INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Raw and packaging materials	$ 1,195	$ 1,279
Products in process	535	638
Finished products	2,050	2,268
Materials in transit and payments on account	186	186
Inventories	$ 3,966	$ 4,371